DEBT, CREDIT FACILITIES, AND CAPITAL LEASE OBLIGATIONS (Maturities of Long-term Debt) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Maturities Of Long Term Debt [Line Items]
2015	$ 188,000,000
2016	95,000,000
2017	18,000,000
2018	111,000,000
2019	49,000,000
Total 2015 - 2019	461,000,000
Thereafter	1,177,000,000
Less: Imputed Interest	(20,000,000)
Total	1,372,414,000	1,223,070,000
Long-term Debt and Capital Lease Obligations	1,618,000,000
Long-term Debt [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
2015	0
2016	79,000,000
2017	0
2018	100,000,000
2019	37,000,000
Total 2015 - 2019	216,000,000
Thereafter	1,159,000,000
Less: Imputed Interest	0
Total	1,375,000,000
Capital Lease Obligations [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
2015	188,000,000
2016	16,000,000
2017	18,000,000
2018	11,000,000
2019	12,000,000
Total 2015 - 2019	245,000,000
Thereafter	18,000,000
Less: Imputed Interest	(20,000,000)
Total	$ 243,000,000